UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2006

* This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® International Value Fund

POLE

M F S

INVESTMENT MANAGEMENT®

MFS International Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Stocks – 93.3%

Airlines – 0.4%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	11,340	$326,592

Thai Airways International Public Co. Ltd.	1,976,000	2,138,052

		$2,464,644

Alcoholic Beverages – 0.9%

Diageo PLC	344,234	$5,295,052

Apparel Manufacturers – 0.6%

Impact 21 Co. Ltd.	97,100	$2,337,973

Sanyo Shokai Ltd. (l)	150,900	1,108,706

		$3,446,679

Automotive – 6.0%

Autoliv, Inc. (l)	82,900	$4,460,963

Bayerische Motoren Werke AG (l)	137,762	6,633,213

Compagnie Generale des Etablissements Michelin (l)	64,304	3,929,765

Hyundai Mobis	32,310	2,717,124

Kongsberg Automotive A.S.A. (n)	221,493	1,856,757

Nissan Motor Co. Ltd. (l)	530,600	6,114,923

PSA Peugeot Citroen S.A. (l)	60,542	3,535,824

Renault S.A. (l)	48,224	4,642,225

		$33,890,794

Banks & Credit Companies – 15.6%

Aiful Corp. (l)	72,100	$4,849,204

BNP Paribas (l)	75,558	7,002,942

Close Brothers Group PLC	80,124	1,455,478

Credit Agricole S.A. (l)	290,144	10,618,040

DEPFA Bank PLC	179,571	2,985,698

DNB Holding A.S.A. (l)	395,300	4,809,359

ING Groep N.V	219,622	8,265,296

Irish Life & Permanent PLC	169,760	3,746,544

Joyo Bank	287,000	1,835,946

Kookmin Bank	43,270	3,289,536

Krung Thai Bank PLC	6,506,040	2,062,769

Krungthai Card PLC	2,229,600	1,434,346

LIC Housing Finance Ltd.	240,200	1,083,391

Nordea Bank AB	391,830	4,435,017

Royal Bank of Scotland Group PLC	303,181	10,162,962

Shinhan Financial Group Co. Ltd.	90,790	3,576,434

Shinsei Bank Ltd.	832,000	5,620,176

Takefuji Corp. (l)	170,780	10,980,432

		$88,213,570

Broadcast & Cable TV – 2.7%

Nippon Television Network Corp.	23,290	$3,399,867

Pages Jaunes S.A. (l)	195,095	5,227,826

Premiere AG (n)	94,349	1,581,113

Vivendi Universal S.A.	72,800	2,211,453

WPP Group PLC	254,989	2,966,332

		$15,386,591

Chemicals – 2.0%

Hanwha Chemical Corp. (n)	161,700	$2,210,317

Syngenta AG	63,978	9,044,829

		$11,255,146

1

MFS International Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Stocks – continued

Construction – 2.9%

Buzzi Unicem S.p.A.	77,149	$1,598,596

Geberit AG	5,403	4,912,193

Italcementi S.p.A.	264,873	3,781,181

Nexity International	30,319	1,889,052

Sekisui Chemical Co. Ltd. (l)	299,000	2,410,682

Wienerberger AG	35,654	1,655,026

		$16,246,730

Consumer Goods & Services – 1.4%

Uni-Charm Corp. (l)	156,800	$7,820,774

Electrical Equipment – 0.5%

Saft Groupe S.A. (n)	46,865	$1,356,497

Samsung SDI Co. Ltd.	14,130	1,250,964

		$2,607,461

Electronics – 5.6%

Barco N.V. (l)	20,055	$1,685,210

Brother Industries Ltd.	145,000	1,551,706

Canon, Inc.	95,500	5,995,161

Konica Minolta Holdings, Inc.	171,500	2,138,673

OMRON Corp.	152,700	4,241,621

Ricoh Co. Ltd.	276,000	5,119,271

Royal Philips Electronics N.V.	71,316	2,325,553

Samsung Electronics Co. Ltd.	9,880	6,924,269

Seiko Epson Corp. (l)	65,500	1,567,661

		$31,549,125

Energy - Independent – 3.6%

Apache Corp.	23,400	$1,565,928

Cairn Energy PLC (n)	46,390	1,572,150

CNOOC Ltd.	4,308,000	3,579,346

EnCana Corp.	58,080	2,400,633

Neste Oil Oyj	40,642	1,246,229

Norsk Hydro A.S.A.	65,950	7,715,482

PTT Public Co.	346,940	2,217,719

		$20,297,487

Energy - Integrated – 4.5%

BP PLC, ADR	135,262	$8,984,102

LUKOIL, ADR	41,700	3,331,830

TOTAL S.A., ADR (l)	106,532	13,436,881

		$25,752,813

Food & Drug Stores – 3.2%

Carrefour S.A. (l)	161,504	$8,030,843

Lawson, Inc. (l)	99,400	3,705,802

William Morrison Supermarkets PLC	1,638,450	6,135,283

		$17,871,928

Food & Non-Alcoholic Beverages – 5.0%

CoolBrands International, Inc. (n)	217,260	$554,088

CSM N.V.	96,961	2,900,259

Greencore Group PLC	370,348	1,520,642

Kirin Beverage Corp.	165,000	3,840,260

Nestle S.A.	59,515	17,525,123

Nong Shim Co. Ltd.	7,480	2,197,878

		$28,538,250

2

MFS International Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Stocks – continued

Forest & Paper Products – 0.3%

Abitibi-Consolidated, Inc.	482,250	$1,679,457

Furniture & Appliances – 0.2%

Indesit Co. S.p.A. (l)	100,278	$1,256,764

Gaming & Lodging – 0.3%

William Hill Organization Ltd.	195,253	$1,993,700

Insurance – 4.3%

AMB Generali Holding AG	25,041	$2,902,214

Aviva PLC	516,146	7,150,920

Benfield Group PLC	563,632	3,513,471

Catlin Group Ltd.	251,327	2,267,271

Hiscox PLC	710,627	3,119,565

Jardine Lloyd Thompson Group PLC	453,857	3,749,653

St. James's Place Capital PLC	254,107	1,427,838

		$24,130,932

Leisure & Toys – 1.5%

Heiwa Corp. (l)	207,100	$3,189,867

Nintendo Co. Ltd. (l)	25,100	3,707,143

Tamron Co. Ltd. (l)	109,900	1,710,768

		$8,607,778

Machinery & Tools – 1.1%

Alfa Laval AB (l)	98,910	$2,501,755

ASSA ABLOY AB, "B" (l)	220,290	3,747,068

		$6,248,823

Metals & Mining – 1.3%

Anglo American PLC	197,046	$7,359,486

Natural Gas - Distribution – 1.6%

Tokyo Gas Co. Ltd. (l)	2,059,000	$9,363,665

Network & Telecom – 0.2%

ZTE Corp.	293,200	$1,090,068

Oil Services – 2.3%

Compagnie Generale de Geophysique S.A. (n)	26,806	$3,439,530

Fugro N.V.	60,681	2,275,713

Petrofac Ltd. (n)	384,294	2,004,160

Petroleum Geo-Services A.S.A. (n)	32,790	1,289,240

Vallourec S.A. (l)	4,853	3,802,801

		$12,811,444

Pharmaceuticals – 5.7%

Astellas Pharma, Inc.	169,000	$6,514,535

AstraZeneca PLC	97,754	4,523,010

GlaxoSmithKline PLC	229,590	5,829,531

Sanofi-Synthelabo (l)	75,059	6,396,753

Schering AG	69,722	5,019,839

Tanabe Seiyaku Co. Ltd. (l)	359,000	3,958,522

		$32,242,190

Printing & Publishing – 0.3%

Reed Elsevier PLC	198,049	$1,790,986

Railroad & Shipping – 0.4%

Sincere Navigation Corp.	2,078,000	$2,029,525

3

MFS International Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer			Shares/Par	Value ($)

Stocks – continued

Specialty Chemicals – 1.1%

L'Air Liquide S.A.			25,096	$4,960,477

L'Air Liquide S.A., Bearer Shares			6,274	1,240,119

				$6,200,596

Specialty Stores – 1.9%

Grupo Elektra S.A. de C.V.			192,620	$2,191,312

Matalan PLC			703,854	2,264,847

NEXT PLC			91,997	2,665,447

Praktiker Bau-und Heimwerkermaerkte Holding AG (n)			136,486	3,934,267

				$11,055,873

Telecommunications - Wireless – 3.4%

AFK Sistema, GDR (a)			76,010	$1,949,657

KDDI Corp.			698	3,584,231

MobilCom AG (l)			79,173	2,080,909

Vodafone Group PLC			6,115,516	11,705,015

				$19,319,812

Telephone Services – 4.1%

Deutsche Telekom AG (l)			294,552	$4,654,881

FastWeb S.p.A. (l)(n)			30,270	1,462,553

France Telecom S.A.			207,281	4,515,241

Hanaro Telecom, Inc. (n)			282,519	708,864

KT Freetel Co. Ltd.			111,400	2,963,217

Royal KPN N.V.			268,581	2,782,618

Telecom Corp. of New Zealand Ltd.			678,092	2,375,016

Telenor A.S.A.			356,320	3,859,309

				$23,321,699

Tobacco – 2.3%

British American Tobacco PLC			399,765	$9,539,741

Swedish Match AB (l)			278,413	3,732,243

				$13,271,984

Trucking – 1.6%

TNT N.V.			274,728	$8,955,364

Utilities - Electric Power – 4.5%

E.ON AG			61,731	$6,844,329

Endesa S.A.			117,286	3,936,589

Hera S.p.A. (l)			557,599	1,613,958

Scottish Power PLC			221,700	2,273,479

Suez S.A. (l)			198,061	7,302,566

United Utilities PLC			274,805	3,295,776

				$25,266,697

Total Stocks				$528,633,887

Preferred Stocks – 1.3%

Chemicals – 1.3%

Henkel KGaA (l)			68,727	$7,582,265

Warrant – 0.0%	Strike Price	First Exercise

Syngenta AG (Chemicals) (n)	CHF 234	5/23/06	63,978	$79,118

Short-Term Obligation – 3.0%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)			$16,776,000	$16,776,000

4

MFS International Value Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned – 20.2%

Navigator Securities Lending Prime Portfolio	114,288,946	$114,288,946

Total Investments (k)		$667,360,216

Other Assets, Less Liabilities – (17.8)%		(100,688,469)

Net Assets – 100.0%		$566,671,747

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had 38 securities representing $138,711,069 and 24.48% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS International Value Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$591,570,060
Gross unrealized appreciation	$87,620,084
Gross unrealized depreciation	(11,829,928)
Net unrealized appreciation (depreciation)	$75,790,156

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2006, are as follows:

Great Britain	19.9%
Japan	18.8%
France	16.5%
Germany	7.8%
Switzerland	5.6%
Netherlands	4.9%
South Korea	4.6%
Norway	3.4%
Sweden	3.3%
Others	15.2%

6

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Emerging Markets Equity Fund

POLE

M F S
INVESTMENT MANAGEMENT®

MFS Emerging Markets Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Common Stocks – 97.4%

Airlines – 0.6%

Copa Holdings S.A. (n)	93,720	$2,160,246

Alcoholic Beverages – 2.2%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	58,000	$2,013,982

Companhia de Bebidas das Americas, ADR (l)	57,900	2,457,276

Companhia de Bebidas das Americas, ADR - Ordinary (l)	11,580	413,406

Grupo Modelo S.A. de C.V.,"C"	418,270	1,449,508

SABMiller PLC	88,200	1,756,281

		$8,090,453

Automotive – 2.7%

Denway Motors Ltd.	8,238,000	$3,231,958

Hyundai Mobis	22,950	1,929,990

Hyundai Motor Co. Ltd.	34,810	2,961,147

PT Astra International Tbk.	1,474,500	1,573,656

		$9,696,751

Banks & Credit Companies – 18.4%

Absa Group Ltd.	176,292	$3,288,833

African Bank Investments Ltd.	744,990	3,509,949

Akbank T.A.S.	379,873	3,853,488

Banco Bradesco S.A., IPS	95,800	3,962,330

Banco Nossa Caixa S.A.	164,800	3,722,699

Bangkok Bank Public Co. Ltd.	899,360	2,908,033

Bank Hapoalim B.M.	199,070	910,579

Bank Leumi le-Israel B.M.	557,230	2,014,441

Cathay Financial Holding Co. Ltd.	878,000	1,690,321

Chinatrust Financial Holding Co. Ltd.	1,177,748	986,814

FirstRand Ltd.	1,000,239	3,037,722

Fubon Financial Holding Co. Ltd.	1,163,000	1,040,192

Hana Financial, Inc.	49,176	2,091,084

Kookmin Bank	89,450	6,800,299

Malayan Banking Berhad	861,000	2,572,571

Mega Financial Holding Co. Ltd.	1,569,000	1,191,620

Nedbank Group Ltd.	121,867	2,365,139

Old Mutual PLC	1,145,200	3,775,493

OTP Bank Ltd., GDR	47,200	3,535,280

PT Bank Central Asia Tbk.	4,037,500	1,582,902

Reliance Capital Ltd. (n)	138,770	75,849

Sanlam Ltd.	678,060	1,767,445

Shinhan Financial Group Co. Ltd.	64,620	2,545,536

Siam City Bank Public Co. Ltd.	2,382,900	1,562,866

Standard Bank Group Ltd.	119,400	1,532,107

Unibanco - Uniao de Bancos Brasileiros S.A., ADR	47,570	4,183,782

		$66,507,374

Broadcast & Cable TV – 1.0%

Grupo Televisa S.A., ADR	44,870	$3,520,500

Brokerage & Asset Managers – 0.7%

Bradespar S.A., IPS	72,860	$2,412,033

Business Services – 1.9%

Amdocs Ltd. (n)	80,700	$2,672,784

Infosys Technologies Ltd., ADR	58,300	4,127,640

		$6,800,424

1

MFS Emerging Markets Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Chemicals – 1.7%

Formosa Chemicals & Fibre Corp.	709,412	$1,115,532

Israel Chemicals Ltd.	722,300	2,714,097

Makhteshim-Agan Industries Ltd.	472,800	2,351,684

		$6,181,313

Computer Software – 0.6%

Check Point Software Technologies Ltd. (n)	109,800	$2,334,348

Computer Software - Systems – 1.1%

Acer, Inc.	600,502	$1,328,511

Asustek Computer, Inc.	360,000	1,016,305

LG Philips LCD Co. Ltd., ADR (l)(n)	79,700	1,767,746

		$4,112,562

Construction – 2.3%

Consorcio ARA S.A. de C.V.	270,600	$1,151,181

Corporacion GEO S.A. de C.V., "B" (n)	353,400	1,385,180

Gujarat Ambuja Cements Ltd.	555,225	1,100,252

Siam Cement Public Co. Ltd.	479,860	3,248,262

Urbi Desarrollos Urbanos S.A. de C.V. (n)	163,200	1,251,268

		$8,136,143

Consumer Goods & Services – 1.3%

Kimberly-Clark de Mexico S.A. de C.V., "A"	449,620	$1,547,405

Natura Cosmeticos S.A.	55,200	3,223,358

		$4,770,763

Electrical Equipment – 0.2%

Samsung SDI Co. Ltd.	9,940	$880,013

Electronics – 13.1%

AU Optronics Corp.	2,251,000	$3,630,917

MediaTek, Inc.	195,483	2,005,973

Orbotech Ltd. (n)	92,100	2,194,743

Samsung Electronics Co. Ltd.	37,250	26,106,176

Taiwan Semiconductor Manufacturing Co. Ltd.	2,607,142	4,858,536

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	888,469	8,644,803

		$47,441,148

Energy - Independent – 3.3%

CNOOC Ltd.	4,381,000	$3,639,998

Oil & Natural Gas Corp. Ltd.	53,120	1,355,674

Polski Koncern Naftowy ORLEN S.A.	74,200	1,369,565

PTT Public Co.	505,200	3,229,353

Reliance Industries Ltd.	138,770	2,213,166

		$11,807,756

Energy - Integrated – 10.0%

AO Siberian Oil Co., ADR (l)	134,200	$3,140,280

LUKOIL, ADR	116,760	9,329,124

MOL Magyar Olaj-es Gazipari Rt., GDR	21,800	2,245,400

PetroChina Co. Ltd.	4,422,000	4,308,155

Petroleo Brasileiro S.A., ADR	195,350	17,100,939

Reliance Energy Ventures Ltd. (n)	138,770	134,460

		$36,258,358

Engineering - Construction – 0.5%

Empresas ICA Sociedad Controladora S.A. de C.V. (n)	585,400	$1,771,260

2

MFS Emerging Markets Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Food & Non-Alcoholic Beverages – 1.1%

Coca-Cola Hellenic Bottling Co. S.A.	92,400	$2,757,215

Grupo Bimbo S.A. de C.V., "A"	379,700	1,346,699

		$4,103,914

Forest & Paper Products – 2.1%

Aracruz Celulose S.A., ADR (l)	75,550	$3,713,283

Votorantim Celulose e Papel S.A., ADR (l)	254,975	3,763,431

		$7,476,714

Gaming & Lodging – 0.7%

Resorts World Berhad	671,700	$2,350,498

General Merchandise – 0.5%

Shinsegae Co. Ltd.	3,900	$1,842,794

Insurance – 0.7%

Samsung Fire & Marine Insurance Co. Ltd.	19,580	$2,496,946

Metals & Mining – 6.0%

Aluminum Corp. of China Ltd.	2,222,000	$2,276,889

China Steel Corp.	2,076,427	1,882,568

Companhia Siderurgica Nacional S.A., ADR (l)	39,900	1,175,853

Companhia Vale do Rio Doce, ADR	183,460	8,518,048

Mining & Metallurgical Co. Norilsk Nickel, ADR	28,480	2,534,720

Polyus Gold Co., ADR (n)	28,480	974,016

POSCO, ADR	70,430	4,115,929

		$21,478,023

Network & Telecom – 0.7%

PT Telekomunikasi Indonesia Tbk.	3,507,000	$2,367,917

Oil Services – 1.5%

Addax Petroleum Corp. (a)(n)	128,710	$2,603,403

Reliance Natural Resources Ltd. (n)	138,770	69,346

Tenaris S.A., ADR	16,000	2,562,400

		$5,235,149

Personal Computers & Peripherals – 1.5%

Hon Hai Precision Industry Co. Ltd.	855,955	$5,406,654

Pharmaceuticals – 2.8%

Gedeon Richter Rt.	15,200	$3,107,960

Teva Pharmaceutical Industries Ltd., ADR	170,090	7,142,079

		$10,250,039

Precious Metals & Minerals – 1.7%

Compania de Minas Buenaventura S.A.A., ADR	77,100	$2,021,562

Impala Platinum Holdings Ltd.	25,060	4,273,395

		$6,294,957

Railroad & Shipping – 1.0%

All America Latina Logistica S.A.	65,940	$3,591,686

Specialty Chemicals – 0.8%

Formosa Plastics Corp.	1,254,000	$1,988,093

IOI Corp.	226,000	839,515

		$2,827,608

Specialty Stores – 0.3%

Grupo Elektra S.A. de C.V.	83,600	$951,063

3

MFS Emerging Markets Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Telecommunications - Wireless – 6.2%

Advanced Info Service PLC	457,700	$1,105,923

China Mobile Ltd.	981,000	4,749,500

Egyptian Mobil Services (MobiNil)	75,050	2,552,387

Mobile TeleSystems OJSC, ADR	81,800	2,950,526

MTN Group Ltd.	368,300	3,588,852

SK Telecom Co. Ltd.	8,090	1,679,830

Turkcell Iletisim Hizmetleri A.S., ADR (l)	174,500	3,139,255

Vimpel-Communications, ADR (l)(n)	57,100	2,512,400

		$22,278,673

Telephone Services – 4.5%

China Netcom Group Corp. Ltd.	1,025,000	$1,829,803

China Telecom Corp. Ltd.	3,824,000	1,394,905

Chungwha Telecom Co. Ltd.	1,486,000	2,715,514

Philippine Long Distance Telephone Co.	103,900	3,587,263

Reliance Communication Ventures Ltd. (n)	138,770	843,245

Telefonos de Mexico S.A. de C.V., ADR	194,100	4,345,899

Telkom SA Ltd.	63,200	1,673,044

		$16,389,673

Tobacco – 0.4%

ITC Ltd.	398,550	$1,543,349

Utilities - Electric Power – 3.3%

AES Tiete S.A., IPS	52,667,000	$1,376,262

Companhia de Saneamento de Minas Gerais - Copasa MG (n)	228,300	2,709,282

Companhia Energetica de Minas Gerais - CEMIG, IPS	32,000,000	1,628,753

Manila Water Co., Inc.	10,992,000	1,342,838

Tractebel Energia S.A.	215,410	1,770,146

Unified Energy System of Russia, ADR (l)	33,000	2,277,000

YTL Power International Berhad	1,264,120	758,812

		$11,863,093

Total Common Stocks		$351,630,195

Collateral for Securities Loaned – 3.9%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	13,948,710	$13,948,710

Short-Term Obligations – 1.8%

General Electric Capital Corp., 4.56%, due 3/01/06 (y)	$6,583,000	$6,583,000

Total Investments (k)		$372,161,905

Other Assets, Less Liabilities – (3.1)%		(11,070,580)

Net Assets – 100.0%		$361,091,325

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had 46 securities that were fair valued, aggregating $133,204,252 and 36.9% of net assets, in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Emerging Markets Equity Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$269,396,377
Gross unrealized appreciation	$105,136,480
Gross unrealized depreciation	(2,370,952)
Net unrealized appreciation (depreciation)	$102,765,528

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2006, are as follows:

Brazil	18.2%
South Korea	15.3%
Taiwan	10.9%
South Africa	6.9%
Russia	6.6%
Israel	5.4%
China	5.4%
Mexico	5.2%
Thailand	3.3%
Other	22.8%

5

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® International Growth Fund

MFS INVESTMENT MANAGEMENT®

MFS International Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Common Stocks – 93.5%

Airlines – 0.1%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	22,040	$634,751

Alcoholic Beverages – 0.9%

Pernod Ricard S.A. (l)	29,860	$5,118,030

Apparel Manufacturers – 1.8%

Burberry Group PLC	410,490	$3,304,869

LVMH Moet Hennessy Louis Vuitton S.A.	69,790	6,351,725

		$9,656,594

Automotive – 3.1%

Autoliv, Inc. (l)	74,640	$4,016,481

Bayerische Motoren Werke AG	87,880	4,231,405

Kongsberg Automotive A.S.A. (n)	318,940	2,673,646

Toyota Industries Corp. (l)	149,900	6,001,280

		$16,922,812

Banks & Credit Companies – 20.0%

AEON Credit Service Co. Ltd. (l)	206,400	$5,850,267

Aiful Corp. (l)	93,200	6,268,319

Akbank T.A.S.	341,490	3,464,125

Anglo Irish Bank Corp. PLC	366,410	6,017,892

Bancolombia S.A., ADR (l)	50,480	1,656,249

Bank of Cyprus Public Co. Ltd.	472,300	4,036,357

Bank Rakyat Indonesia	13,774,000	4,875,088

Close Brothers Group PLC	208,360	3,784,924

DEPFA Bank PLC	169,890	2,824,734

Erste Bank der oesterreichischen Sparkassen AG (l)	97,090	5,910,215

Erste Bank der oesterreichischen Sparkassen AG (n)	12,448	744,976

Housing Development Finance Corp. Ltd.	326,600	9,887,528

ORIX Corp.	20,000	5,233,553

OTP Bank Ltd., GDR	33,840	2,534,616

Powszechna Kasa Oszczednosci Bank Polski S.A.	423,750	4,626,033

Raiffeisen International Bank Holding AG (n)	34,900	2,915,963

Reliance Capital Ltd. (n)	251,990	137,734

St. George Bank Ltd.	134,970	3,008,183

Standard Chartered PLC	235,240	6,154,741

Sumitomo Mitsui Financial Group, Inc.	533	5,796,840

Turkiye Vakiflar Bankasi T.A.O. (n)	522,730	3,443,659

UBS AG	100,612	10,698,665

Unibanco - Uniao de Bancos Brasileiros S.A., ADR	38,200	3,359,690

UniCredito Italiano S.p.A. (l)	899,840	6,557,066

		$109,787,417

Broadcast & Cable TV – 4.4%

Astro All Asia Networks PLC	1,522,400	$1,942,443

Grupo Televisa S.A., ADR	103,520	8,122,179

Nippon Television Network Corp.	17,540	2,560,484

PagesJaunes Groupe S.A. (l)	202,780	5,433,755

WPP Group PLC	540,080	6,282,845

		$24,341,706

Brokerage & Asset Managers – 2.1%

Julius Baer Holding Ltd.	58,646	$5,049,824

Schroders PLC	157,610	3,184,071

Van Lanschot N.V.	39,450	3,602,194

		$11,836,089

1

MFS International Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Business Services – 0.8%

Infosys Technologies Ltd.	72,700	$4,627,541

Construction – 3.1%

CEMEX S.A. de C.V., ADR	91,836	$5,671,791

Geberit AG	4,160	3,782,107

Kaufman & Broad S.A.	31,210	2,980,179

Nexity International	27,575	1,718,085

Wienerberger AG	60,540	2,810,211

		$16,962,373

Consumer Goods & Services – 3.9%

AmorePacific Corp.	10,810	$3,771,526

L'Oreal S.A. (l)	57,900	5,131,374

Natura Cosmeticos S.A.	26,280	1,534,599

Reckitt Benckiser PLC	307,770	10,970,709

		$21,408,208

Electrical Equipment – 3.2%

Advantest Corp.	51,700	$5,870,825

Keyence Corp.	10,900	2,970,607

Nitto Denko Corp.	55,400	4,744,729

Schneider Electric S.A. (l)	41,170	4,213,797

		$17,799,958

Electronics – 8.0%

Canon, Inc.	87,700	$5,505,504

Nippon Electric Glass Co. Ltd. (l)	123,000	2,959,072

Ricoh Co. Ltd.	284,000	5,267,655

Royal Philips Electronics N.V.	218,840	7,136,183

Samsung Electronics Co. Ltd.	25,960	18,193,727

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)	477,800	4,648,994

		$43,711,135

Energy - Independent – 3.6%

Canadian Natural Resources Ltd.	48,200	$2,631,904

CNOOC Ltd.	6,222,000	5,169,612

Norsk Hydro A.S.A.	21,190	2,479,015

Reliance Industries Ltd.	251,990	4,018,849

Talisman Energy, Inc.	100,860	5,296,237

		$19,595,617

Energy - Integrated – 3.0%

BP PLC	577,391	$6,387,383

Reliance Energy Ventures Ltd. (n)	251,990	244,164

TOTAL S.A. (l)	38,640	9,731,464

		$16,363,011

Engineering - Construction – 0.6%

Aker Kvaerner A.S.A. (l)	40,430	$3,269,240

Food & Drug Stores – 1.6%

Tesco PLC	1,459,952	$8,664,982

Food & Non-Alcoholic Beverages – 3.6%

Coca-Cola Hellenic Bottling Co. S.A.	175,820	$5,246,466

Groupe Danone (l)	46,970	5,438,146

Nestle S.A.	31,102	9,158,471

		$19,843,083

2

MFS International Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Forest & Paper Products – 0.8%

Aracruz Celulose S.A., ADR (l)	87,000	$4,276,050

Gaming & Lodging – 1.5%

Hilton Group PLC	691,600	$4,481,194

William Hill Organization Ltd.	366,520	3,742,482

		$8,223,676

Insurance – 0.7%

Corporacion Mapfre S.A.	206,700	$3,989,414

Internet – 0.1%

Universo Online S.A., IPS (n)	58,100	$429,560

Machinery & Tools – 0.8%

Sandvik AB	80,310	$4,326,670

Medical Equipment – 2.0%

Smith & Nephew PLC	420,610	$3,751,938

Straumann Holding AG (l)	13,990	3,302,601

Synthes, Inc.	35,430	3,875,663

		$10,930,202

Metals & Mining – 3.3%

Aber Diamond Corp. (a)	8,000	$301,820

Aber Diamond Corp.	22,070	832,647

BHP Billiton Ltd.	478,040	8,638,764

Companhia Vale do Rio Doce, ADR	135,090	6,272,229

Ternium S.A., ADR (n)	82,820	1,950,411

		$17,995,871

Network & Telecom – 0.9%

CSR PLC (n)	311,970	$4,957,626

Oil Services – 0.0%

Reliance Natural Resources Ltd. (n)	251,990	$125,924

Pharmaceuticals – 7.7%

AstraZeneca PLC	138,620	$6,413,851

GlaxoSmithKline PLC	527,740	13,399,873

Roche Holding AG (l)	63,400	9,384,168

Sanofi-Aventis (l)	96,720	8,242,769

Teva Pharmaceutical Industries Ltd., ADR	112,650	4,730,174

		$42,170,835

Printing & Publishing – 1.0%

Yell Group PLC	572,500	$5,581,828

Specialty Chemicals – 1.9%

Kaneka Corp. (l)	293,000	$3,859,251

L'Air Liquide S.A., Bearer Shares	32,927	6,508,353

		$10,367,604

Specialty Stores – 2.8%

Esprit Holdings Ltd.	431,500	$3,317,584

Industria de Diseno Textil S.A.	112,130	4,032,548

Nishimatsuya Chain Co. Ltd.	149,100	2,861,149

Photo-Me International PLC	1,301,500	2,245,376

Submarino S.A.	112,430	2,774,350

		$15,231,007

Telecommunications - Wireless – 2.7%

America Movil S.A. de C.V., "L", ADR	79,560	$2,763,119

3

MFS International Growth Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Telecommunications - Wireless – continued

Turkcell Iletisim Hizmetleri A.S., ADR (l)	263,000	$4,731,370

Vodafone Group PLC	3,906,010	7,476,050

		$14,970,539

Telephone Services – 1.8%

FastWeb S.p.A. (l)	74,754	$3,611,882

Reliance Communication Ventures Ltd. (n)	251,990	1,531,234

Telenor A.S.A. (l)	444,140	4,810,490

		$9,953,606

Utilities - Electric Power – 1.7%

Iberdrola S.A.	98,700	$3,118,385

Suez S.A. (l)	173,471	6,395,926

		$9,514,311

Total Common Stocks		$513,587,270

Collateral for Securities Loaned – 18.9%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	103,986,272	$103,986,272

Repurchase Agreement – 3.9%

Goldman Sachs, 4.55%, dated 02/28/06, due 3/01/06, total to be received
$21,177,676 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)	$21,175,000	$21,175,000

Total Investments(k)		$638,748,542

Other Assets, Less Liabilities – (16.3)%		(89,621,415)

Net Assets – 100.0%		$549,127,127

(a)	SEC Rule 144A restriction.
(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(k)	As of February 28, 2006, the fund had 26 securities that were fair valued, aggregating $125,663,708 and 22.9% of net assets in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$563,867,070
Gross unrealized appreciation	$79,283,213
Gross unrealized depreciation	(4,401,741)
Net unrealized appreciation (depreciation)	$74,881,472

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2006, are as follows:

Great Britain	18.4%
France	12.2%
Japan	12.0%
Switzerland	8.2%
South Korea	4.0%
India	3.7%
Brazil	3.4%
Mexico	3.0%
Norway	2.4%
Other	32.7%

5

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® International Diversification Fund

MFS INVESTMENT MANAGEMENT®

MFS International Diversification Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Mutual Funds – 99.5%

MFS Emerging Markets Equity Fund - Class I (h)	1,229,292	$42,742,466

MFS International Growth Fund - Class I (h)	8,514,435	213,712,329

MFS International New Discovery Fund - Class I	3,313,369	85,484,931

MFS International Value Fund - Class I (h)	7,565,038	213,712,328

MFS Research International Fund - Class I (h)	16,085,874	299,197,260

Total Mutual Funds		$854,849,314

Short-Term Obligations – 0.8%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)	$7,231,000	$7,231,000

Total Investments		$862,080,314

Other Assets, Less Liabilities – (0.3)%		(2,856,127)

Net Assets – 100.0%		$859,224,187

(h)	Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$771,705,854
Gross unrealized appreciation	$90,374,460
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$90,374,460

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended February 28, 2006 is set forth below:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Emerging Markets Equity Fund	633,632	598,854	(3,194)	1,229,292
MFS International Growth Fund	4,032,995	4,530,870	(49,430)	8,514,435
MFS International Value Fund	3,301,426	4,290,750	(27,138)	7,565,038
MFS Research International Fund	7,355,256	8,790,210	(59,592)	16,085,874

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value

MFS Emerging Markets Equity Fund	$22,422	$1,365,239	$798,931	$42,742,466
MFS International Growth Fund	143,872	2,698,393	252,575	213,712,329
MFS International Value Fund	49,031	5,635,540	5,475,706	213,712,328
MFS Research International Fund	64,089	7,926,053	9,639,560	299,197,260
	$279,414	$17,625,225	$16,166,772	$769,364,383

2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Aggressive Growth Allocation Fund

MFS INVESTMENT MANAGEMENT®

MFS Aggressive Growth Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Mutual Funds – 99.9%

MFS International New Discovery Fund - Class I	3,781,786	$97,570,068

MFS Mid Cap Growth Fund - Class I (h)(n)	14,851,226	143,908,381

MFS Mid Cap Value Fund - Class I (h)	10,452,249	143,091,284

MFS New Discovery Fund - Class I (h)(n)	2,551,663	48,149,885

MFS Research Fund - Class I	4,275,339	95,938,613

MFS Research International Fund - Class I	5,224,449	97,174,744

MFS Strategic Growth Fund - Class I (h)(n)	9,468,057	191,633,479

MFS Value Fund - Class I	5,948,496	143,656,188

Total Mutual Funds		$961,122,642

Short-Term Obligations – 0.2%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)	$1,731,000	$1,731,000

Total Investments		$962,853,642

Other Assets, Less Liabilities – (0.1)%		(1,414,858)

Net Assets – 100.0%		$961,438,784

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.
(h)	Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$800,635,188
Gross unrealized appreciation	$162,218,454
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$162,218,454

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the nine months ended February 28, 2006, is set forth below:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Mid Cap Growth Fund	12,149,073	2,746,729	44,576	14,851,226
MFS Mid Cap Value Fund	7,669,057	2,824,565	41,373	10,452,249
MFS New Discovery Fund	2,240,209	343,262	31,808	2,551,663
MFS Strategic Growth Fund	7,276,890	2,258,516	67,349	9,468,057

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value

MFS Mid Cap Growth Fund	$12,875	$—	$—	$143,908,381
MFS Mid Cap Value Fund	40,733	6,019,578	7,982,193	143,091,284
MFS New Discovery Fund	(6,007)	—	—	48,149,885
MFS Strategic Growth Fund	22,911	—	—	191,633,479
	$70,512	$6,019,578	$7,982,193	$526,783,029

2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Conservative Allocation Fund

MFS
INVESTMENT MANAGEMENT®

MFS Conservative Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Mutual Funds – 100.0%

MFS Government Securities Fund - Class I	6,554,040	$62,066,755

MFS Intermediate Investment Grade Bond Fund - Class I (h)	9,443,419	93,017,673

MFS Limited Maturity Fund - Class I (h)	19,454,695	124,120,952

MFS Money Market Fund (h)	62,049,938	62,049,938

MFS Research Bond Fund - Class I	3,084,241	31,058,308

MFS Research Fund - Class I	4,129,076	92,656,478

MFS Research International Fund - Class I	1,689,061	31,416,540

MFS Strategic Growth Fund - Class I (n)	1,517,856	30,721,411

MFS Value Fund - Class I	3,865,025	93,340,356

Total Mutual Funds		$620,448,411

Short-Term Obligations – 0.1%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)	$874,000	$874,000

Total Investments		$621,322,411

Other Assets, Less Liabilities – (0.1)%		(690,689)

Net Assets – 100.0%		$620,631,722

(h)	Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$572,809,333
Gross unrealized appreciation	$61,349,700
Gross unrealized depreciation	(12,836,622)
Net unrealized appreciation (depreciation)	$48,513,078

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended February 28, 2006, is set forth below:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Intermediate Investment Grade Bond Fund	8,276,610	1,191,371	(24,562)	9,443,419
MFS Limited Maturity Fund	17,177,552	2,400,289	(123,146)	19,454,695
MFS Money Market Fund	55,517,382	7,071,523	(538,967)	62,049,938

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value

MFS Intermediate Investment Grade Bond Fund	$(17,424)	$—	$2,951,164	$93,017,673
MFS Limited Maturity Fund	(58,120)		3,672,540	124,120,952
MFS Money Market Fund	—		1,493,032	62,049,938
	$(75,544)	$—	$8,116,736	$279,188,563

2

MFS® Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Growth Allocation Fund

M F S
INVESTMENT MANAGEMENT®

MFS Growth Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Mutual Funds – 100.0%

MFS Government Securities Fund - Class I (h)	11,012,967	$104,292,797

MFS High Income Fund - Class I (h)	27,272,851	104,727,746

MFS International New Discovery Fund - Class I	4,114,314	106,149,290

MFS Mid Cap Growth Fund - Class I (h)(n)	21,383,240	207,203,595

MFS Mid Cap Value Fund - Class I (h)	15,052,125	206,063,593

MFS Research Bond Fund - Class I (h)	20,718,081	208,631,075

MFS Research Fund - Class I (h)	9,235,753	207,250,291

MFS Research International Fund - Class I (h)	17,068,055	317,465,816

MFS Strategic Growth Fund - Class I (h)(n)	15,348,070	310,644,941

MFS Value Fund - Class I	12,886,620	311,211,868

Total Mutual Funds		$2,083,641,012

Short-Term Obligations – 0.1%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)	$2,805,000	$2,805,000

Total Investments		$2,086,446,012

Other Assets, Less Liabilities – (0.1)%		(2,041,595)

Net Assets – 100.0%		$2,084,404,417

(h)	Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund
Supplemental Schedules (Unaudited) 2/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost(1)	$1,796,333,668
Gross unrealized appreciation	$299,487,211
Gross unrealized depreciation	(9,374,867)
Net unrealized appreciation (depreciation)	$290,112,344

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended February 28, 2006 is set forth below:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Government Securities Fund	8,159,868	2,864,582	11,483	11,012,967
MFS High Income Fund	20,795,443	6,509,075	31,667	27,272,851
MFS Mid Cap Growth Fund	18,832,136	2,565,464	14,360	21,383,240
MFS Mid Cap Value Fund	11,862,527	3,255,184	65,586	15,052,125
MFS Research Bond Fund	15,288,367	5,452,902	23,188	20,718,081
MFS Research Fund	7,813,452	1,427,361	5,060	9,235,753
MFS Research International Fund	15,140,351	2,099,326	171,622	17,068,055
MFS Strategic Growth Fund	12,679,468	2,685,742	17,140	15,348,070

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value

MFS Government Securities Fund	$(5,489)	$—	$3,021,936	$104,292,797
MFS High Income Fund	(5,024)	—	5,525,301	104,727,746
MFS Mid Cap Growth Fund	403	—	—	207,203,595
MFS Mid Cap Value Fund	(18,114)	8,793,897	11,661,047	206,063,593
MFS Research Bond Fund	(14,212)	159,844	7,409,988	208,631,075
MFS Research Fund	3,694	—	874,441	207,250,291
MFS Research International Fund	136,651	10,965,818	13,336,481	317,465,816
MFS Strategic Growth Fund	3,267	—	—	310,644,941
	$101,176	$19,919,559	$41,829,194	$1,666,279,854

2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Moderate Allocation Fund

M F S
INVESTMENT MANAGEMENT®

MFS Moderate Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Mutual Funds – 99.8%

MFS Government Securities Fund - Class I (h)	19,808,398	$187,585,526

MFS High Income Fund - Class I (h)	24,592,134	94,433,793

MFS Intermediate Investment Grade Bond Fund - Class I (h)	19,022,713	187,373,723

MFS Mid Cap Growth Fund - Class I (h)(n)	9,666,518	93,668,561

MFS Mid Cap Value Fund - Class I (h)	6,816,026	93,311,398

MFS Money Market Fund (h)	93,724,495	93,724,495

MFS Research Bond Fund - Class I (h)	18,635,174	187,656,200

MFS Research Fund - Class I (h)	12,511,939	280,767,901

MFS Research International Fund - Class I (h)	10,600,423	197,167,872

MFS Strategic Growth Fund - Class I (h)(n)	9,241,139	187,040,661

MFS Value Fund - Class I	11,696,354	282,466,941

Total Mutual Funds		$1,885,197,071

Short-Term Obligations – 0.1%

Abbey National North America LLC, 4.56%, due 3/01/06 (y)	$1,702,000	$1,702,000

Total Investments		$1,886,899,071

Other Assets, Less Liabilities – 0.1%		1,531,000

Net Assets – 100.0%		$1,888,430,071

(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$1,668,642,028
Gross unrealized appreciation	$237,082,981
Gross unrealized depreciation	(18,825,938)
Net unrealized appreciation (depreciation)	$218,257,043

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(4) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended February 28, 2006, is set forth below:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Government Securities Fund	16,202,667	3,616,565	(10,834)	19,808,398
MFS High Income Fund	20,742,834	3,877,808	(28,508)	24,592,134
MFS Intermediate Investment Grade Bond Fund	15,575,959	3,460,152	(13,398)	19,022,713
MFS Mid Cap Growth Fund	9,408,347	531,873	(273,702)	9,666,518
MFS Mid Cap Value Fund	5,920,839	1,099,035	(203,848)	6,816,026
MFS Money Market Fund	78,362,420	15,421,880	(59,805)	93,724,495
MFS Research Bond Fund	15,183,827	3,463,027	(11,680)	18,635,174
MFS Research Fund	11,707,322	927,600	(122,983)	12,511,939
MFS Research International Fund	10,028,894	1,176,984	(605,455)	10,600,423
MFS Strategic Growth Fund	8,445,297	889,174	(93,332)	9,241,139

Affiliate	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value

MFS Government Securities Fund	$(5,066)	$—	$5,742,796	$187,585,526
MFS High Income Fund	(3,708)	—	5,251,274	94,433,793
MFS Intermediate Investment Grade Bond Fund	(8,094)	—	5,849,914	187,373,723
MFS Mid Cap Growth Fund	227,116	—	—	93,668,561
MFS Mid Cap Value Fund	247,218	4,123,372	5,467,751	93,311,398
MFS Money Market Fund	—	—	2,304,210	93,724,495
MFS Research Bond Fund	(6,916)	149,230	7,045,601	187,656,200
MFS Research Fund	297,702	—	1,244,204	280,767,901
MFS Research International Fund	1,566,636	6,874,575	8,360,767	197,167,872
MFS Strategic Growth Fund	81,398	—	—	187,040,661
	$2,396,286	$11,147,177	$41,266,517	$1,602,730,130

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.